Expense Example - FidelityNewMarketsIncomeFund-AMCIZPRO - FidelityNewMarketsIncomeFund-AMCIZPRO - Fidelity New Markets Income Fund	Mar. 01, 2025 USD ($)
Fidelity Advisor New Markets Income Fund - Class M
Expense Example:
1 year	$ 503
3 years	721
5 years	956
10 years	1,631
Fidelity Advisor New Markets Income Fund - Class C
Expense Example:
1 year	283
3 years	566
5 years	975
10 years	1,919
Fidelity Advisor New Markets Income Fund - Class I
Expense Example:
1 year	82
3 years	255
5 years	444
10 years	990
Fidelity Advisor New Markets Income Fund - Class Z
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	871
Fidelity Advisor New Markets Income Fund - Class A
Expense Example:
1 year	503
3 years	721
5 years	956
10 years	$ 1,631